Shareholders' equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Equity
Treasury shares at beginning of the period	31,161	15,755	18,829
Shares Acquisitions	1,272	20,297	91
Payment - Share-based compensation	(5,241)	(4,891)	(3,165)
Treasury shares at end of the period	27,192	31,161	15,755
Balance of Treasury Shares in thousand of reais	R$ 1,105,013	R$ 1,217,545	R$ 711,268
Emission Costs in thousands of Reais	1,771	1,771	1,771
Balance of Treasury Shares in thousands of reais	R$ 1,106,784	R$ 1,219,316	R$ 713,039
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$27.62	R$27.73	R$33.86
Maximum cost (1)	R$49.55	R$49.55	R$49.55
Share Price	R$31.00	R$28.19	R$29.98